Share capital and contributed surplus - Preferred variable voting shares and common shares narrative (Details)		12 Months Ended
	Oct. 09, 2014 class_of_share vote	Jun. 30, 2018 CAD ($) shares $ / shares	Jun. 30, 2017 CAD ($) shares $ / shares	Jun. 30, 2016 shares
Disclosure of classes of share capital [line items]
Number of classes of shares | class_of_share	3
Options exercised (in shares)		60,000	60,000
Weighted average exercise price of share options exercised (in CAD per share) | $		$ 1.81	$ 1.73
Preference Variable Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		100,000,000
Par value per share (in CAD per share) | $ / shares		$ 0.00000001
Issued capital | Preference Variable Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		100,000,000	100,000,000
Issued capital | Common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		134,293,890	134,061,548.000	133,774,729
Shares issued pursuant to the ESPP (in shares)		43,496	31,500
ESPP shares issued price per share (in CAD per share) | $ / shares		$ 4.58	$ 6.51
Options exercised (in shares)		60,000	60,000
Dividend reinvestment (in shares)		108,180	195,319
Dividend reinvestment (in CAD per share) | $ / shares		$ 3.87	$ 5.82
Issued capital | Common Voting Shares
Disclosure of classes of share capital [line items]
Stock conversion ratio if held for purposes other than broadcasting act	1
Number of votes per share | vote	1
Number of shares outstanding (in shares)		99,510,508	103,821,287
Issued capital | Variable Voting Shares
Disclosure of classes of share capital [line items]
Stock conversion ratio if held for purpose of broadcasting act	1
Number of votes per share if under threshold percentage | vote	1
Threshold percentage of outstanding shares to dilute votes per share	33.33%
Number of shares outstanding (in shares)		34,783,382	30,240,261
Issued capital | Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		0	0